United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-8519
                      (Investment Company Act File Number)


                              Federated Core Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 12/31/05


                 Date of Reporting Period: Quarter ended 3/31/05

Item 1.     Schedule of Investments





High Yield Bond Portfolio
Portfolio of Investments
March 31, 2005 (unaudited)


   Principal
   Amount or
   Shares                                                                        Value


                        Corporate Bonds--97.2%
                        Aerospace / Defense--1.7%
$  2,800,000            Alliant Techsystems, Inc., Sr. Sub. Note,
                        8.50%, 5/15/2011                                   $     2,982,000
   2,175,000            Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011               2,349,000
   500,000      (4)     Condor Systems, Inc., Sr. Sub. Note, Series
                        B, 11.875%, 5/1/2009                                     9,200
   1,000,000   (1,2)     K&F Acquisition, Inc., Sr. Sub. Note,
                        7.75%, 11/15/2014                                        975,000
   1,100,000   (1,2)     K&F Industries, Inc., Sr. Note, 11.50%,
                        2/1/2015                                                 1,083,500
   3,400,000            L-3 Communications Corp., Sr. Sub. Note,
                        6.125%, 7/15/2013                                        3,374,500
   1,125,000            L-3 Communications Corp., Sr. Sub. Note,
                        6.125%, 1/15/2014                                        1,113,750
   875,000              L-3 Communications Holdings, Inc., Sr. Sub.
                        Note, 5.875%, 1/15/2015                                  844,375
   1,275,000   (1,2)     Standard Aero Holdings, Inc., Sr. Sub.
                        Note, 8.25%, 9/1/2014                                    1,326,000
   2,175,000            TransDigm, Inc., Sr. Sub. Note, 8.375%,
                        7/15/2011                                                2,242,969
                        Total                                                    16,300,294
                        Automotive--2.9%
   2,775,000            Advanced Accessory Systems LLC, Sr. Note,
                        10.75%, 6/15/2011                                        2,331,000
   3,000,000   (1,2)     Cooper-Standard Automotive, Inc., Sr. Sub.
                        Note, 8.375%, 12/15/2014                                 2,452,500
   2,175,000            General Motors Corp., Note, 7.125%, 7/15/2013            1,876,853
   4,450,000            General Motors Corp., Note, 8.375%, 7/15/2033            3,817,219
   2,875,000            Stanadyne Corp., Sr. Sub. Note, 10.00%,
                        8/15/2014                                                2,975,625
   1,675,000   (1,2)(,3) Stanadyne Holdings, Inc., Sr. Disc. Note,
                        0/12.00%, 2/15/2015                                      979,875
   2,300,000            Stoneridge, Inc., Company Guarantee, 11.50%,
                        5/1/2012                                                 2,558,750
   4,341,000            TRW Automotive, Inc., Sr. Sub. Note, 11.00%,
                        2/15/2013                                                4,883,625
   2,500,000   (1,2)     Tenneco Automotive, Inc., Sr. Sub. Note,
                        8.625%, 11/15/2014                                       2,443,750
   2,725,000            United Components, Inc., Sr. Sub. Note,
                        9.375%, 6/15/2013                                        2,731,812
                        Total                                                    27,051,009
                        Building Materials--3.5%
   2,900,000    (3)      AMH Holdings, Inc., Sr. Disc. Note,
                        0/11.25%, 3/1/2014                                       2,030,000
   1,950,000            Associated Materials, Inc., Company
                        Guarantee, 9.75%, 4/15/2012                              2,106,000
   2,875,000   (1,2)     Builders Firstsource, Inc., Sr. Secd. Note,
                        7.02438%, 2/15/2012                                      2,846,250
   2,425,000            Collins & Aikman Floorcoverings, Inc.,
                        Company Guarantee, 9.75%, 2/15/2010                      2,594,750
   3,400,000            ERICO International Corp., Sr. Sub. Note,
                        8.875%, 3/1/2012                                         3,590,611
   3,425,000            Euramax International PLC, Sr. Sub. Note,
                        8.50%, 8/15/2011                                         3,544,875
   1,225,000   (1,2)     Goodman Global Holdings, Inc., Floating
                        Rate Note, 5.76%, 6/15/2012                              1,218,875
   3,050,000   (1,2)     Goodman Global Holdings, Inc., Sr. Sub.
                        Note, 7.875%, 12/15/2012                                 2,806,000
   1,600,000            Legrand SA, Sr. Note, 10.50%, 2/15/2013                  1,816,000
   1,125,000            Norcraft Cos. LLC, Sr. Sub. Note, Series WI,
                        9.00%, 11/1/2011                                         1,170,000
   6,250,000    (3)     Norcraft Holdings LP, Sr. Disc. Note,
                        0/9.75%, 9/1/2012                                        4,468,750
   3,125,000   (1,2)(,3) Nortek Holdings, Inc., Sr. Disc. Note,
                        0/10.75%, 3/1/2014                                       1,679,687
   1,550,000            Nortek Holdings, Inc., Sr. Sub. Note, 8.50%,
                        9/1/2014                                                 1,503,500
   1,675,000            U.S. Concrete, Inc., Sr. Sub. Note, 8.375%,
                        4/1/2014                                                 1,675,000
                        Total                                                    33,050,298
                        Chemicals--6.0%
   1,550,000   (1,2)     Aventine Renewable Energy Holdings, Inc.,
                        Sr. Secd. Note, 9.01%, 12/15/2011                        1,581,000
   2,697,000   (1,2)     BCP Caylux Holding LUX SCA, Sr. Sub. Note,
                        9.625%, 6/15/2014                                        3,088,065
   3,500,000   (1,2)     Borden U.S. Finance Corp., Sr. Secd. Note,
                        9.00%, 7/15/2014                                         3,797,500
   2,425,000            Compass Minerals Group, Inc., Sr. Sub. Note,
                        10.00%, 8/15/2011                                        2,649,312
   4,575,000    (3)     Compass Minerals International, Inc., Sr.
                        Disc. Note, 0/12.00%, 6/1/2013                           3,820,125
   2,050,000    (3)     Compass Minerals International, Inc., Sr.
                        Disc. Note, 0/12.75%, 12/15/2012                         1,773,250
   4,534,000   (1,2)(,3) Crystal US Holdings, Sr. Disc. Note,
                        0/10.50%, 10/1/2014                                      3,196,470
   3,450,000            Equistar Chemicals LP, Sr. Note, 10.125%,
                        9/1/2008                                                 3,829,500
   1,275,000   (1,2)     Huntsman Advanced Materials, Inc., Sr.
                        Secd. Note, 11.00%, 7/15/2010                            1,469,437
   3,583,000            Huntsman ICI Chemicals LLC, Sr. Sub. Note,
                        10.125%, 7/1/2009                                        3,744,235
   3,225,000   (1,2)     Invista, Unit, 9.25%, 5/1/2012                          3,523,312
   1,750,000            Koppers, Inc., Sr. Secd. Note, 9.875%,
                        10/15/2013                                               1,960,000
   2,300,000            Lyondell Chemical Co., Sr. Secd. Note,
                        9.50%, 12/15/2008                                        2,472,500
   5,675,000            Lyondell Chemical Co., Sr. Sub. Note,
                        10.875%, 5/1/2009                                        5,916,187
   1,660,000    (3)     Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014             1,261,600
   950,000              Nalco Co., Sr. Note, 7.75%, 11/15/2011                   992,750
   2,250,000            Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013             2,418,750
   1,450,000   (1,2)     PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013               1,435,500
   2,500,000            Polypore, Inc., Sr. Sub. Note, 8.75%,
                        5/15/2012                                                2,350,000
   1,125,000   (1,2)     Rockwood Specialties Group, Inc., Sr. Sub.
                        Note, 7.50%, 11/15/2014                                  1,130,625
   925,000              Union Carbide Corp., Deb., 7.50%, 6/1/2025               962,177
   350,000              Union Carbide Corp., Sr. Deb., 7.875%,
                        4/1/2023                                                 368,989
   2,500,000            Union Carbide Corp., Sr. Deb., 8.75%,
                        8/1/2022                                                 2,593,750
                        Total                                                    56,335,034
                        Construction Machinery--1.0%
   3,575,000   (1,2)     Case New Holland, Sr. Note, 9.25%, 8/1/2011             3,825,250
   1,775,000    (4)     Clark Material Handling Corp., Sr. Note,
                        10.75%, 11/15/2006                                       0
   525,000              Columbus McKinnon Corp., Sr. Secd. Note,
                        10.00%, 8/1/2010                                         573,562
   3,275,000            NationsRent Cos., Inc., Sr. Secd. Note,
                        9.50%, 10/15/2010                                        3,520,625
   1,950,000            United Rentals, Inc., Sr. Note, 6.50%,
                        2/15/2012                                                1,906,125
                        Total                                                    9,825,562
                        Consumer Products--4.8%
   2,925,000   (1,2)(,3) AAC Group Holding Corp., Sr. Disc. Note,
                        0/10.25%, 10/1/2012                                      2,120,625
   2,475,000            Alltrista Corp., Unsecd. Note, 9.75%,
                        5/1/2012                                                 2,648,250
   1,025,000            American Achievement Corp., Sr. Sub. Note,
                        8.25%, 4/1/2012                                          1,066,000
   3,425,000            Ames True Temper, Inc., Sr. Sub. Note,
                        10.00%, 7/15/2012                                        2,928,375
   2,075,000            Chattem, Inc., Sr. Sub. Note, 7.00%, 3/1/2014            2,095,750
   1,500,000   (1,2)     Church and Dwight, Inc., Sr. Sub. Note,
                        6.00%, 12/15/2012                                        1,470,000
   325,000      (4)     Diamond Brands Operating Corp., Sr. Sub.
                        Note, 10.125%, 4/15/2008                                 4,680
   925,000      (4)     Diamond Brands, Inc., Sr. Disc. Deb.,
                        12.875%, 4/15/2009                                       4,902
   5,600,000    (3)     Jostens Holding Corp., Discount Bond,
                        0/10.25%, 12/1/2013                                      4,116,000
   3,250,000            Jostens IH Corp., Sr. Sub. Note, 7.625%,
                        10/1/2012                                                3,233,750
   500,000              K2, Inc., Sr. Note, 7.375%, 7/1/2014                     520,000
   2,525,000            Leiner Health Products, Unsecd. Note,
                        11.00%, 6/1/2012                                         2,727,000
   3,450,000            Playtex Products, Inc., Company Guarantee,
                        9.375%, 6/1/2011                                         3,605,250
   4,775,000   (1,2)     Rayovac Corp., 7.375%, 2/1/2015                         4,595,937
   3,225,000            Sealy Mattress Co., Sr. Sub. Note, 8.25%,
                        6/15/2014                                                3,378,187
   3,500,000   (1,2)(,3) Simmons Co., Sr. Disc. Note, 0/10.00%,
                        12/15/2014                                               2,205,000
   1,750,000            Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014            1,793,750
   2,405,000            Tempur World, Sr. Sub. Note, 10.25%,
                        8/15/2010                                                2,711,637
   2,425,000            True Temper Sports, Inc., Sr. Sub. Note,
                        8.375%, 9/15/2011                                        2,267,375
   1,320,000            WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011              1,432,200
                        Total                                                    44,924,668
                        Energy--1.4%
   3,350,000            Compton Petroleum Corp., Sr. Note, 9.90%,
                        5/15/2009                                                3,651,500
   925,000              Lone Star Technologies, Inc., Company
                        Guarantee, Series B, 9.00%, 6/1/2011                     985,125
   2,250,000            Petroleum Helicopters, Inc., Company
                        Guarantee, Series B, 9.375%, 5/1/2009                    2,401,875
   1,000,000   (1,2)     Pogo Producing Co., Sr. Sub. Note, 6.625%,
                        3/15/2015                                                1,005,000
   1,150,000            Range Resources Corp., Sr. Sub. Note,
                        7.375%, 7/15/2013                                        1,178,750
   3,775,000            Swift Energy Co., Sr. Sub. Note, 9.375%,
                        5/1/2012                                                 4,114,750
                        Total                                                    13,337,000
                        Entertainment--2.8%
   2,500,000            AMC Entertainment, Inc., Sr. Sub. Note,
                        8.00%, 3/1/2014                                          2,400,000
   2,125,000            AMC Entertainment, Inc., Sr. Sub. Note,
                        9.875%, 2/1/2012                                         2,252,500
   1,875,000            Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013             2,043,750
   7,275,000    (3)     Cinemark, Inc., Sr. Disc. Note, 0/9.75%,
                        3/15/2014                                                5,201,625
   2,575,000            Intrawest Corp., Sr. Note, 7.50%, 10/15/2013             2,594,312
   4,000,000   (1,2)     Loews Cineplex Entertainment Corp., Sr.
                        Sub. Note, 9.00%, 8/1/2014                               4,000,000
   5,850,000            Universal City Development Partners Ltd.,
                        Sr. Note, 11.75%, 4/1/2010                               6,698,250
   1,000,000   (1,2)     Universal City Florida Holding Co.,
                        Floating Rate Note, 7.4925%, 5/1/2010                    1,040,000
                        Total                                                    26,230,437
                        Environmental--1.2%
   2,875,000            Allied Waste North America, Inc., Company
                        Guarantee, Series B, 8.50%, 12/1/2008                    2,961,250
   3,800,000            Allied Waste North America, Inc., Company
                        Guarantee, Series B, 9.25%, 9/1/2012                     4,085,000
   1,500,000            Browning-Ferris Industries, Inc., Deb.,
                        9.25%, 5/1/2021                                          1,530,000
   2,475,000   (1,2)     Clean Harbors, Inc., Sr. Secd. Note,
                        11.25%, 7/15/2012                                        2,772,000
                        Total                                                    11,348,250
                        Financial Institutions--0.3%
   2,725,000   (1,2)     American Real Estate Partners LP Finance,
                        Sr. Note, 7.125%, 2/15/2013                              2,684,125
                        Food & Beverage--6.2%
   5,750,000   (1,2)(,3) ASG Consolidated LLC, Sr. Disc. Note,
                        0/11.50%, 11/1/2011                                      4,053,750
   1,144,000            Agrilink Foods, Inc., Company Guarantee,
                        11.875%, 11/1/2008                                       1,192,620
   2,925,000            American Seafoods Group LLC, Company
                        Guarantee, 10.125%, 4/15/2010                            3,159,000
   2,000,000            B&G Foods Holdings Corp., Sr. Note, 8.00%,
                        10/1/2011                                                2,090,000
   2,300,000            Constellation Brands, Inc., Company
                        Guarantee, Series B, 8.00%, 2/15/2008                    2,466,750
   1,000,000            Constellation Brands, Inc., Sr. Sub. Note,
                        8.125%, 1/15/2012                                        1,075,000
   3,525,000            Cott Beverages, Inc., Company Guarantee,
                        8.00%, 12/15/2011                                        3,745,312
   250,000     (1,2)     Del Monte Corp., 6.75%, 2/15/2015                       245,000
   1,950,000            Del Monte Corp., Sr. Sub. Note, 8.625%,
                        12/15/2012                                               2,120,625
   4,200,000            Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009              4,431,000
   2,000,000            Eagle Family Foods, Inc., Sr. Sub. Note,
                        8.75%, 1/15/2008                                         1,670,000
   1,365,000            Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014             1,562,925
   2,825,000            Michael Foods, Inc., Sr. Sub. Note, 8.00%,
                        11/15/2013                                               2,952,125
   2,150,000            National Beef Packaging Co. LLC, Sr. Note,
                        10.50%, 8/1/2011                                         2,203,750
   3,200,000            Pierre Foods, Inc., Sr. Sub. Note, 9.875%,
                        7/15/2012                                                3,368,000
   1,525,000            Pilgrim's Pride Corp., Sr. Note, 9.625%,
                        9/15/2011                                                1,662,250
   1,675,000            Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%,
                        11/15/2013                                               1,850,875
   4,300,000   (1,2)(,3) Reddy Ice Group, Inc., Sr. Disc. Note,
                        0/10.50%, 11/1/2012                                      3,096,000
   1,700,000            Reddy Ice Group, Inc., Sr. Sub. Note,
                        8.875%, 8/1/2011                                         1,899,750
   2,950,000            Smithfield Foods, Inc., Note, 7.75%,
                        5/15/2013                                                3,141,750
   3,400,000            Smithfield Foods, Inc., Sr. Note, Series B,
                        8.00%, 10/15/2009                                        3,621,000
   1,700,000            Swift & Co., Sr. Note, 10.125%, 10/1/2009                1,874,250
   1,625,000            Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010             1,840,312
   2,950,000    (3)     UAP Holding Corp., Sr. Disc. Note, 0/10.75%,
                        7/15/2012                                                2,360,000
                        Total                                                    57,682,044
                        Gaming--4.8%
   1,500,000   (1,2)     155 E. Tropicana LLC, Sr. Secd. Note,
                        8.75%, 4/1/2012                                          1,488,750
   2,875,000            Boyd Gaming Corp., Sr. Sub. Note, 8.75%,
                        4/15/2012                                                3,126,562
   1,000,000   (1,2)     Herbst Gaming, Inc., Sr. Sub. Note, 7.00%,
                        11/15/2014                                               1,000,000
   2,250,000            Isle of Capri Casinos, Inc., Company
                        Guarantee, 9.00%, 3/15/2012                              2,458,125
   1,000,000            MGM Grand, Inc., Sr. Note, 5.875%, 2/27/2014             948,750
   2,000,000            MGM Grand, Inc., Sr. Note, 6.00%, 10/1/2009              1,982,500
   4,000,000            MGM Grand, Inc., Sr. Note, 8.50%, 9/15/2010              4,400,000
   525,000              MGM Grand, Inc., Sr. Sub. Note, 9.75%,
                        6/1/2007                                                 567,000
   3,375,000            MTR Gaming Group, Inc., Company Guarantee,
                        Series B, 9.75%, 4/1/2010                                3,695,625
   725,000              Magna Entertainment Corp., Sub. Note, 7.25%,
                        12/15/2009                                               723,187
   2,000,000            Majestic Star Casino LLC, Company Guarantee,
                        9.50%, 10/15/2010                                        2,102,500
   6,100,000            Mandalay Resort Group, Sr. Sub. Note,
                        10.25%, 8/1/2007                                         6,664,250
   4,225,000            Park Place Entertainment Corp., Sr. Sub.
                        Note, 7.875%, 3/15/2010                                  4,626,375
   3,150,000            Park Place Entertainment Corp., Sr. Sub.
                        Note, 8.125%, 5/15/2011                                  3,504,375
   1,775,000            Penn National Gaming, Inc., Company
                        Guarantee, 8.875%, 3/15/2010                             1,890,375
   575,000     (1,2)     Penn National Gaming, Inc., Sr. Sub. Note,
                        6.75%, 3/1/2015                                          569,250
   600,000              Station Casinos, Inc., Sr. Note, 6.00%,
                        4/1/2012                                                 598,500
   2,525,000            Station Casinos, Inc., Sr. Sub. Note, 6.50%,
                        2/1/2014                                                 2,518,687
   1,500,000            Sun International Hotels Ltd., Sr. Sub.
                        Note, 8.875%, 8/15/2011                                  1,616,250
                        Total                                                    44,481,061
                        Healthcare--6.8%
   1,200,000   (1,2)     AMR Holding Co./Emcare Holding Co., Sr.
                        Sub. Note, 10.00%, 2/15/2015                             1,254,000
   4,450,000            AmeriPath, Inc., Company Guarantee, 10.50%,
                        4/1/2013                                                 4,450,000
   3,100,000            Ardent Health Services, Sr. Sub. Note,
                        10.00%, 8/15/2013                                        3,689,000
   1,450,000   (1,2)     Bio Rad Laboratories, Inc., Sr. Sub. Note,
                        6.125%, 12/15/2014                                       1,428,250
   8,000,000   (1,2)(,3) CDRV Investors, Inc., Sr. Disc. Note,
                        0/9.625%, 1/1/2015                                       4,860,000
   850,000              Concentra Operating Corp., Sr. Sub. Note,
                        9.125%, 6/1/2012                                         905,250
   2,500,000            Concentra Operating Corp., Sr. Sub. Note,
                        9.50%, 8/15/2010                                         2,687,500
   1,000,000   (1,2)     DaVita, Inc., Sr. Sub. Note, 7.25%,
                        3/15/2015                                                985,000
   1,600,000   (1,2)     Fisher Scientific International, Inc., Sr.
                        Sub. Note, 6.75%, 8/15/2014                              1,632,000
   3,750,000            Fisher Scientific International, Inc., Sr.
                        Sub. Note, 8.00%, 9/1/2013                               4,096,875
   6,800,000            HCA - The Healthcare Corp., Note, 8.75%,
                        9/1/2010                                                 7,681,178
   450,000              HCA - The Healthcare Corp., Sr. Note,
                        6.375%, 1/15/2015                                        448,939
   4,850,000            HCA - The Healthcare Corp., Sr. Note,
                        7.875%, 2/1/2011                                         5,271,480
   2,350,000            HCA Inc., Sr. Note, 7.50%, 11/6/2033                     2,404,522
   1,850,000            Hanger Orthopedic Group, Inc., Company
                        Guarantee, 10.375%, 2/15/2009                            1,845,375
   1,491,172            Magellan Health Services, Inc., Sr. Note,
                        Series A, 9.375%, 11/15/2008                             1,612,330
   3,525,000            Medical Device Manufacturing, Inc., Sr. Sub.
                        Note, 10.00%, 7/15/2012                                  3,789,375
   2,300,000   (1,2)     National Mentor, Inc., Sr. Sub. Note,
                        9.625%, 12/1/2012                                        2,409,250
   1,350,000   (1,2)     Rural/Metro Operating Co. LLC, Sr. Sub.
                        Note, 9.875%, 3/15/2015                                  1,393,875
   2,125,000            Sybron Dental Specialties, Inc., Company
                        Guarantee, 8.125%, 6/15/2012                             2,289,687
   2,100,000            Tenet Healthcare Corp., Note, 9.875%,
                        7/1/2014                                                 2,194,500
   2,050,000   (1,2)     Tenet Healthcare Corp., Sr. Note, 9.25%,
                        2/1/2015                                                 2,055,125
   1,025,000            VWR International, Inc., Sr. Sub. Note,
                        8.00%, 4/15/2014                                         1,042,937
   1,550,000            Vanguard Health Holdings II, Sr. Sub. Note,
                        9.00%, 10/1/2014                                         1,639,125
   1,175,000            Ventas Realty LP, Sr. Note, 6.625%,
                        10/15/2014                                               1,172,062
                        Total                                                    63,237,635
                        Industrial--Other--6.0%
   3,175,000            ALH Finance LLC/ALH Finance Corp., Sr. Sub.
                        Note, 8.50%, 1/15/2013                                   3,111,500
   2,500,000            Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012             2,650,000
   4,200,000   (1,2)     Amsted Industries, Inc., Sr. Note, 10.25%,
                        10/15/2011                                               4,599,000
   3,675,000            Brand Services, Inc., Company Guarantee,
                        12.00%, 10/15/2012                                       4,097,625
   2,225,000   (1,2)     Coleman Cable, Inc., Sr. Note, 9.875%,
                        10/1/2012                                                2,280,625
   2,200,000            Da-Lite Screen Co., Inc., Sr. Note, 9.50%,
                        5/15/2011                                                2,398,000
   2,450,000            Eagle Picher Industries, Inc., Sr. Note,
                        9.75%, 9/1/2013                                          1,580,250
   2,850,000            Hawk Corp., Sr. Note, 8.75%, 11/1/2014                   2,935,500
   2,129,000            Interline Brands, Inc., Sr. Sub. Note,
                        11.50%, 5/15/2011                                        2,437,705
   2,650,000   (1,2)     Knowledge Learning Corp., Sr. Sub. Note,
                        7.75%, 2/1/2015                                          2,570,500
   2,475,000            Mueller Group, Inc., Sr. Sub. Note, 10.00%,
                        5/1/2012                                                 2,685,375
   2,050,000   (1,2)     NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012            2,101,250
   3,545,000   (1,2)    Neenah Corp., Sr. Secd. Note, 11.00%,
                        9/30/2010                                                3,952,675
   2,703,900   (1,2)     Neenah Corp., Sr. Sub. Note, 13.00%,
                        9/30/2013                                                2,785,017
   4,200,000            Norcross Safety Products, Sr. Sub. Note,
                        Series B, 9.875%, 8/15/2011                              4,473,000
   3,525,000            Rexnord Corp., Company Guarantee, 10.125%,
                        12/15/2012                                               3,895,125
   2,875,000            Sensus Metering Systems, Inc., Sr. Sub.
                        Note, 8.625%, 12/15/2013                                 2,954,062
   3,525,000            Superior Essex Communications LLC, Sr. Note,
                        9.00%, 4/15/2012                                         3,595,500
   1,350,000            Valmont Industries, Inc., Sr. Sub. Note,
                        6.875%, 5/1/2014                                         1,343,250
                        Total                                                    56,445,959
                        Lodging--1.8%
   2,000,000   (1,2)     Gaylord Entertainment Co., Sr. Note, 6.75%,
                        11/15/2014                                               1,905,000
   1,093,000            HMH Properties, Inc., Sr. Note, Series B,
                        7.875%, 8/1/2008                                         1,120,325
   3,100,000            Host Marriott LP, Unsecd. Note, 7.125%,
                        11/1/2013                                                3,092,250
   1,900,000            Lodgenet Entertainment, Sr. Sub. Note,
                        9.50%, 6/15/2013                                         2,080,500
   1,925,000            Royal Caribbean Cruises Ltd., Sr. Note,
                        8.00%, 5/15/2010                                         2,124,719
   2,700,000            Starwood Hotels & Resorts Worldwide, Inc.,
                        Company Guarantee, 7.875%, 5/1/2012                      2,963,250
   2,975,000            Starwood Hotels & Resorts Worldwide, Inc.,
                        Note, 7.375%, 5/1/2007                                   3,086,562
                        Total                                                    16,372,606
                        Media--Cable--2.9%
   2,150,000            CSC Holdings, Inc., Sr. Deb., 8.125%,
                        8/15/2009                                                2,279,000
   1,775,000   (1,2)     CSC Holdings, Inc., Sr. Note, 6.75%,
                        4/15/2012                                                1,770,563
   2,910,000            CSC Holdings, Inc., Sr. Note, 7.875%,
                        12/15/2007                                               3,040,950
   2,550,000   (1,2)     Cablevision Systems Corp., Sr. Note, 8.00%,
                        4/15/2012                                                2,632,875
   5,200,000            Charter Communications Holdings Capital
                        Corp., Sr. Disc. Note, 9.92%, 4/1/2011                   4,017,000
   5,900,000            Charter Communications Holdings II, Sr.
                        Note, 10.25%, 9/15/2010                                  6,047,500
   4,875,000   (1,2)     Kabel Deutschland GMBH, Sr. Note, 10.625%,
                        7/1/2014                                                 5,411,250
   1,400,000            Rogers Cablesystems Ltd., Sr. Sub. Gtd.
                        Note, 11.00%, 12/1/2015                                  1,533,000
                        Total                                                    26,732,138
                        Media--Non-Cable--10.2%
   2,700,000            Advanstar Communications, Company Guarantee,
                        Series B, 12.00%, 2/15/2011                              2,909,250
   1,700,000            Advanstar Communications, Sr. Secd. Note,
                        10.75%, 8/15/2010                                        1,899,750
   2,100,000    (3)     Advanstar, Inc., Company Guarantee, Series
                        B, 0/15.00%, 10/15/2011                                  1,932,000
   1,750,000   (1,2)     Affinity Group Holding, Inc., Sr. Note,
                        10.875%, 2/15/2012                                       1,706,250
   1,700,000            Affinity Group, Inc., Sr. Sub. Note, 9.00%,
                        2/15/2012                                                1,793,500
   2,700,000            American Media Operations, Inc., Company
                        Guarantee, Series B, 10.25%, 5/1/2009                    2,794,500
   1,850,000            American Media Operations, Inc., Sr. Sub.
                        Note, 8.875%, 1/15/2011                                  1,914,750
   2,850,000            CBD Media Holdings, Sr. Note, 9.25%,
                        7/15/2012                                                2,921,250
   1,275,000            Cadmus Communications Corp., Sr. Sub. Note,
                        8.375%, 6/15/2014                                        1,338,750
   4,575,000            DIRECTV Holdings LLC, Sr. Note, 8.375%,
                        3/15/2013                                                4,975,313
   3,421,000            Dex Media East LLC, Company Guarantee,
                        12.125%, 11/15/2012                                      4,070,990
   6,739,000            Dex Media West LLC, Sr. Sub. Note, Series B,
                        9.875%, 8/15/2013                                        7,547,680
   4,125,000    (3)     Dex Media, Inc., Discount Bond, 0/9.00%,
                        11/15/2013                                               3,155,625
   6,100,000   (1,2)     Echostar DBS Corp., Sr. Note, 6.625%,
                        10/1/2014                                                5,924,625
   4,525,000    (3)     Houghton Mifflin Co., Sr. Disc. Note,
                        0/11.50%, 10/15/2013                                     3,167,500
   2,625,000   (1,2)     Intelsat Bermuda Ltd., Sr. Note, 7.79375%,
                        1/15/2012                                                2,677,500
   1,775,000   (1,2)     Intelsat Bermuda Ltd., Sr. Note, 8.625%,
                        1/15/2015                                                1,819,375
   1,825,000            Lamar Media Corp., Sr. Sub. Note, 7.25%,
                        1/1/2013                                                 1,907,125
   2,600,000    (3)     NBC Acqusition Corp., Sr. Disc. Note,
                        0/11.00%, 3/15/2013                                      1,872,000
   1,300,000            Nebraska Book Co., Inc., Sr. Sub. Note,
                        8.625%, 3/15/2012                                        1,264,250
   2,900,000            PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014               3,074,000
   7,500,000   (1,2)(,3) PanAmSat Holding Corp., Sr. Disc. Note,
                        0/10.375%, 11/1/2014                                     4,912,500
   2,950,000            Quebecor Media Inc., Sr. Note, 11.125%,
                        7/15/2011                                                3,274,500
   3,600,000   (1,2)     R. H. Donnelly Finance Corp., Sr. Sub.
                        Note, 10.875%, 12/15/2012                                4,167,000
   4,075,000   (1,2)     Rainbow National Services LLC, Sr. Sub.
                        Note, 10.375%, 9/1/2014                                  4,574,188
   1,100,000            Readers Digest Association, Inc., Sr. Note,
                        Series 144A, 6.50%, 3/1/2011                             1,102,750
   1,875,000            Sinclair Broadcast Group, Inc., Company
                        Guarantee, 8.75%, 12/15/2011                             1,978,125
   2,100,000            Sun Media Corp., Company Guarantee, 7.625%,
                        2/15/2013                                                2,194,500
   7,050,000            Vertis, Inc., Sr. Note, Series B, 10.875%,
                        6/15/2009                                                6,838,500
   675,000              Vertis, Inc., Sr. Secd. 2nd Priority Note,
                        9.75%, 4/1/2009                                          708,750
   3,150,000   (1,2)     WDAC Subsidiary Corp., Sr. Note, 8.375%,
                        12/1/2014                                                2,945,250
   1,365,000            Yell Finance BV, Sr. Note, 10.75%, 8/1/2011              1,544,156
   413,537              Ziff Davis Media, Inc., Company Guarantee,
                        Series, 13.00%, 8/12/2009                                445,069
                        Total                                                    95,351,271
                        Metals & Mining--1.4%
   1,300,000   (1,2)     Imco Recycling Escrow, Sr. Note, 9.00%,
                        11/15/2014                                               1,371,500
   3,350,000            Imco Recycling, Inc., Sr. Secd. Note,
                        10.375%, 10/15/2010                                      3,735,250
   2,450,000   (1,2)     Novelis, Inc., 7.25%, 2/15/2015                         2,413,250
   2,000,000    (4)     Republic Technologies International, Inc.,
                        Company Guarantee, 13.75%, 7/15/2009                     0
   2,675,000            Ryerson Tull, Inc., Sr. Note, 9.125%,
                        7/15/2006                                                2,768,625
   2,456,000            United States Steel Corp., Sr. Note, 9.75%,
                        5/15/2010                                                2,732,300
                        Total                                                    13,020,925
                        Packaging--2.1%
   675,000     (1,2)     AEP Industries, Inc., Sr. Note, 7.875%,
                        3/15/2013                                                681,242
   3,450,000            Berry Plastics Corp., Company Guarantee,
                        10.75%, 7/15/2012                                        3,907,125
   1,575,000   (1,2)     Graham Packaging Co., Sub. Note, 8.50%,
                        10/15/2012                                               1,582,875
   2,400,000            Greif Brothers Corp., Sr. Sub. Note, 8.875%,
                        8/1/2012                                                 2,604,000
   3,400,000            Huntsman Packaging Corp., Company Guarantee,
                        13.00%, 6/1/2010                                         2,890,000
   2,600,000            Owens-Brockway Glass Container, Inc.,
                        Company Guarantee, 8.25%, 5/15/2013                      2,762,500
   3,425,000            Owens-Illinois, Inc., Sr. Note, 8.10%,
                        5/15/2007                                                3,562,000
   400,000              Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010            340,000
   509,222      (1)      Russell Stanley Holdings, Inc., Sr. Sub.
                        Note, 9.00%, 11/30/2008                                  288,678
   1,500,000            Tekni-Plex, Inc., Company Guarantee, Series
                        B, 12.75%, 6/15/2010                                     1,260,000
                        Total                                                    19,878,420
                        Paper--3.8%
   2,450,000            Abitibi-Consolidated, Inc., Sr. Note,
                        8.375%, 4/1/2015                                         2,394,875
   1,025,000   (1,2)     Boise Cascade LLC, Sr. Note, 5.535%,
                        10/15/2012                                               1,050,625
   1,450,000   (1,2)     Boise Cascade LLC, Sr. Sub. Note, 7.125%,
                        10/15/2014                                               1,475,375
   6,150,000            Georgia-Pacific Corp., Sr. Note, 8.125%,
                        5/15/2011                                                6,811,125
   5,600,000            Georgia-Pacific Corp., Sr. Note, 9.375%,
                        2/1/2013                                                 6,286,000
   3,100,000            Graphic Packaging International Corp., Sr.
                        Sub. Note, 9.50%, 8/15/2013                              3,301,500
   3,000,000            Jefferson Smurfit Corp., Company Guarantee,
                        8.25%, 10/1/2012                                         3,097,500
   3,550,000            MDP Acquisitions PLC, 9.625%, 10/1/2012                  3,834,000
   3,100,000             Mercer International, Inc., 9.25%, 2/15/2013            2,945,000
   1,500,000            Stone Container Corp., Sr. Note, 9.75%,
                        2/1/2011                                                 1,612,500
   2,625,000            Tembec Industries, Inc., 8.50%, 2/1/2011                 2,500,313
                        Total                                                    35,308,813
                        Restaurants--0.5%
   825,000              Buffets, Inc., Sr. Sub. Note, 11.25%,
                        7/15/2010                                                874,500
   1,725,000   (1,2)     Carrols Corp., Sr. Sub. Note, 9.00%,
                        1/15/2013                                                1,785,375
   2,475,000   (1,2)     Landry's Seafood Restaurants, Inc., Sr.
                        Note, 7.50%, 12/15/2014                                  2,413,125
                        Total                                                    5,073,000
                        Retailers--2.9%
   3,350,000            Couche-Tard Financing Corp., Sr. Sub. Note,
                        7.50%, 12/15/2013                                        3,534,250
   2,475,000            FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014               2,549,250
   1,100,000            General Nutrition Center, Sr. Sub. Note,
                        8.50%, 12/1/2010                                         940,500
   2,150,000            Hines Nurseries, Inc., Company Guarantee,
                        10.25%, 10/1/2011                                        2,332,750
   3,850,000            Jean Coutu Group (PLC), Inc., Sr. Sub. Note,
                        8.50%, 8/1/2014                                          3,758,563
   1,775,000            Lazy Days' R.V. Center, Inc., Sr. Note,
                        11.75%, 5/15/2012                                        1,921,438
   825,000              Michaels Stores, Inc., Sr. Note, 9.25%,
                        7/1/2009                                                 875,531
   6,176,000            Penney (J.C.) Co., Inc., Note, 9.00%,
                        8/1/2012                                                 6,453,920
   2,150,000            Rite Aid Corp., Sr. Secd. Note, 8.125%,
                        5/1/2010                                                 2,193,000
   2,550,000            Rite Aid Corp., Sr. Secd. Note, 9.50%,
                        2/15/2011                                                2,715,750
                        Total                                                    27,274,952
                        Services--1.5%
   1,007,000            CB Richard Ellis Services, Sr. Note, 9.75%,
                        5/15/2010                                                1,142,945
   3,450,000            Global Cash Access LLC, Sr. Sub. Note,
                        8.75%, 3/15/2012                                         3,674,250
   2,450,000   (1,2)     HydroChem Industrial Services, Sr. Sub.
                        Note, 9.25%, 2/15/2013                                   2,413,250
   1,625,000   (1,2)     Insurance Automotive Auctions, Inc., Sr.
                        Unsecd. Note, 11.00%, 4/1/2013                           1,622,840
   325,000              Language Line, Inc., Sr. Sub. Note, 11.125%,
                        6/15/2012                                                340,438
   2,475,000            SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006             2,487,375
   2,100,000            The Brickman Group Ltd., Sr. Sub. Note,
                        Series B, 11.75%, 12/15/2009                             2,383,500
                        Total                                                    14,064,598
                        Technology--3.6%
   675,000     (1,2)     Activant Solutions, Inc., Floating Rate
                        Note, 9.00%, 4/1/2010                                    691,875
   2,350,000            Activant Solutions, Inc., Sr. Note, 10.50%,
                        6/15/2011                                                2,514,500
   2,100,000            Danka Business Systems PLC, Sr. Note,
                        11.00%, 6/15/2010                                        2,026,500
   1,850,000            Freescale Semiconductor, Inc., Sr. Note,
                        7.125%, 7/15/2014                                        1,942,500
   3,875,000            Ingram Micro, Inc., Sr. Sub. Note, 9.875%,
                        8/15/2008                                                4,126,875
   1,250,000   (1,2)     MagnaChip Semiconductor S.A., Sr. Sub.
                        Note, 8.00%, 12/15/2014                                  1,284,375
   3,300,000            Seagate Technology HDD Holdings, Sr. Note,
                        8.00%, 5/15/2009                                         3,522,750
   1,950,000   (1,2)     Smart Modular Technologies, Inc., Sr. Note,
                        4/1/2012                                                 1,940,250
   2,075,000            Telex Communications, Inc., Sr. Secd. Note,
                        11.50%, 10/15/2008                                       2,282,500
   5,300,000   (1,2)     UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012              5,883,000
   2,275,000            Unisys Corp., Sr. Note, 6.875%, 3/15/2010                2,280,688
   4,925,000            Xerox Corp., Sr. Note, 9.75%, 1/15/2009                  5,577,563
                        Total                                                    34,073,376
                        Textile--0.8%
   850,000              GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007              820,250
   1,550,000            Phillips Van Heusen Corp., Sr. Note, 8.125%,
                        5/1/2013                                                 1,631,375
   2,600,000            Warnaco Group, Inc., Sr. Note, 8.875%,
                        6/15/2013                                                2,801,500
   2,145,000            William Carter Co., Sr. Sub. Note, Series B,
                        10.875%, 8/15/2011                                       2,380,950
                        Total                                                    7,634,075
                        Tobacco--0.4%
   3,350,000   (1,2)     Commonwealth Brands, Inc., Sr. Sub. Secd.
                        Note, 10.625%, 9/1/2008                                  3,601,250
                        Transportation--0.7%
   2,100,000            Allied Holdings, Inc., Sr. Note, 8.625%,
                        10/1/2007                                                1,585,500
   1,025,000    (4)     AmeriTruck Distribution Corp., Sr. Sub.
                        Note, 12.25%, 11/15/2005                                 0
   4,650,000            Stena AB, Sr. Note, 9.625%, 12/1/2012                    5,173,125
   1,050,000    (4)     The Holt Group, Inc., Company Guarantee,
                        9.75%, 1/15/2006                                         0
                        Total                                                    6,758,625
                        Utility--Electric--3.4%
   3,778,009            Caithness Coso Funding Corp., Sr. Secd.
                        Note, Series B, 9.05%, 12/15/2009                        4,061,360
   1,550,000            Calpine Canada Energy Finance Corp., Company
                        Guarantee, 8.50%, 5/1/2008                               1,108,250
   2,000,000            Calpine Corp., Note, 8.50%, 2/15/2011                    1,420,000
   1,150,000   (1,2)     FPL Energy National Wind, Note, 6.125%,
                        3/25/2019                                                1,143,865
   2,269,000   (1,2)     NRG Energy, Inc., Sr. Secd. Note, 8.00%,
                        12/15/2013                                               2,410,813
   350,000              Nevada Power Co., 6.50%, 4/15/2012                       363,125
   625,000     (1,2)     Nevada Power Co., Mtg. Note, 5.875%,
                        1/15/2015                                                612,500
   5,350,000            Nevada Power Co., Second Mortgage Notes,
                        9.00%, 8/15/2013                                         6,032,125
   875,000     (1,2)     Northwestern Corp., Sr. Secd. Note, 5.875%,
                        11/1/2014                                                874,843
   4,225,000            PSEG Energy Holdings, Sr. Note, 10.00%,
                        10/1/2009                                                4,763,688
   1,025,000            Reliant Energy, Inc., Sr. Secd. Note, 6.75%,
                        12/15/2014                                               960,938
   1,850,000            Reliant Resources, Inc., Sr. Secd. Note,
                        9.25%, 7/15/2010                                         1,988,750
   2,950,000            Reliant Resources, Inc., Sr. Secd. Note,
                        9.50%, 7/15/2013                                         3,222,875
   2,525,000   (1,2)     Texas Genco LLC, Sr. Note, 6.875%,
                        12/15/2014                                               2,543,938
                        Total                                                    31,507,070
                        Utility--Natural Gas--3.9%
   750,000              ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010            814,808
   800,000              El Paso Corp., 6.75%, 5/15/2009                          784,000
   2,500,000            El Paso Corp., Note, 6.95%, 12/15/2007                   2,543,750
   1,050,000            El Paso Corp., Sr. Note, 7.80%, 8/1/2031                 992,250
   5,125,000            El Paso Corp., Sr. Note, 8.05%, 10/15/2030               4,920,000
   4,250,000            El Paso Production Holding Co., Company
                        Guarantee, 7.75%, 6/1/2013                               4,324,375
   1,500,000   (1,2)     Inergy LP, Sr. Note, 6.875%, 12/15/2014                 1,447,500
   775,000     (1,2)     MarkWest Energy Partners LP, Sr. Note,
                        6.875%, 11/1/2014                                        778,875
   2,250,000            Pacific Energy Partners LP, Sr. Note,
                        7.125%, 6/15/2014                                        2,340,000
   1,750,000            Semco Energy, Inc., Sr. Note, 7.125%,
                        5/15/2008                                                1,790,023
   2,225,000            Tennessee Gas Pipeline, Bond, 8.375%,
                        6/15/2032                                                2,483,732
   1,100,000            Tennessee Gas Pipeline, Sr. Deb., 7.50%,
                        4/1/2017                                                 1,186,999
   2,275,000            Transcontinental Gas Pipe Corp., Sr. Note,
                        8.875%, 7/15/2012                                        2,678,813
   4,775,000            Williams Cos., Inc., Note, 7.625%, 7/15/2019             5,192,813
   3,425,000            Williams Cos., Inc., Note, 7.875%, 9/1/2021              3,750,375
                        Total                                                    36,028,313
                        Wireless Communications--2.3%
   1,500,000    (3)     Inmarsat Finance PLC, Sr. Disc. Note,
                        0/10.375%, 11/15/2012                                    1,065,000
   550,000              Inmarsat Finance PLC, Sr. Note, 7.625%,
                        6/30/2012                                                550,000
   1,425,000   (1,2)     New Skies Satellites NV, Sr. Sub. Note,
                        9.125%, 11/1/2012                                        1,460,625
   7,600,000            NEXTEL Communications, Inc., Sr. Note,
                        7.375%, 8/1/2015                                         8,065,500
   3,200,000            Rogers Wireless, Inc., 6.375%, 3/1/2014                  3,120,000
   1,200,000            Rogers Wireless, Inc., Sr. Secd. Note,
                        6.135%, 12/15/2010                                       1,248,000
   550,000              Rogers Wireless, Inc., Sr. Secd. Note,
                        7.50%, 3/15/2015                                         570,625
   2,250,000            Rogers Wireless, Inc., Sr. Sub. Note, 8.00%,
                        12/15/2012                                               2,323,125
   2,725,000            US Unwired, Inc., Sr. Secd. Note, 10.00%,
                        6/15/2012                                                3,031,563
                        Total                                                    21,434,438
                        Wireline Communications--5.6%
   10,350,000           AT&T Corp., Sr. Note, 9.75%, 11/15/2031                  12,678,750
   2,204,000            Alaska Communications Systems Holdings,
                        Inc., Sr. Note, 9.875%, 8/15/2011                        2,336,240
   3,275,000            Cincinnati Bell, Inc., Company Guarantee,
                        7.25%, 7/15/2013                                         3,275,000
   825,000              Cincinnati Bell, Inc., Sr. Sub. Note,
                        8.375%, 1/15/2014                                        816,750
   2,750,000            Citizens Communications Co., 9.00%, 8/15/2031            2,873,750
   1,025,000            Citizens Communications Co., Unsecd. Note,
                        9.25%, 5/15/2011                                         1,127,500
   4,300,000            MCI, Inc., Sr. Note, 8.735%, 5/1/2014                    4,740,750
   2,725,000            Primus Telecommunications Holding, Inc., Sr.
                        Note, 8.00%, 1/15/2014                                   1,975,625
   1,000,000            Qwest Corp., Note, 6.125%, 11/15/2005                    1,015,000
   10,350,000  (1,2)    Qwest Corp., Note, 9.125%, 3/15/2012                     11,307,375
   6,750,000   (1,2)    Qwest Services Corp., Sr. Sub. Note, 14.00%,
                        12/15/2010                                               7,846,875
   2,400,000   (1,2)     Valor Telecommunications Enterprises, Sr.
                        Note, 7.75%, 2/15/2015                                   2,400,000
                        Total                                                    52,393,615
                        Total Corporate Bonds (identified cost
                        $884,917,724)                                            909,440,861
                        Common Stocks & warrants--0.3%
                        Chemicals--0.0%
   704          (4)     General Chemical Industrial Products, Inc.               135,886
   407          (4)     General Chemical Industrial Products, Inc.,
                        Warrants                                                 0
   302          (4)     General Chemical Industrial Products, Inc.,
                        Warrants                                                 0
                        Total                                                    135,886
                        Consumer Products--0.0%
   1,003       (1,)(4)  Sleepmaster LLC                                          271,793
                        Food & Beverage--0.1%
   80,670               B&G Foods, Inc.                                          1,201,983
                        Industrial--Other--0.1%
   458,151     (1,)(4)   ACP Holdings Corp., Warrants                            927,756
                        Media--Cable--0.1%
   11,970       (4)     NTL, Inc.                                                762,130
                        Media--Non--Cable--0.0%
   1,000       (1,4)    Advanstar, Inc., Warrants                                20
   1,800       (1,)(4)   XM Satellite Radio, Inc., Warrants                      127,800
   19,800       (4)     Ziff Davis Media, Inc., Warrants                         1,980
                        Total                                                    129,800
                        Metals & Mining--0.0%
   2,000       (1,)(4)  Republic Technologies International, Inc.,
                        Warrants                                                 0
   57,533       (4)     Royal Oak Mines, Inc.                                    173
                        Total                                                    173
                        Other--0.0%
   171         (1,)(4)   CVC Claims Litigation LLC                               0
                        Packaging--0.0%
   1,000       (1,)(4)   Pliant Corp., Warrants                                  10
   57,000      (1,4)     Russell Stanley Holdings, Inc.                          28,500
                        Total                                                    28,510
                        Paper--0.0%
   1,600       (1,)(4)   MDP Acquisitions PLC, Warrants                          40,800
                        Wireline Communications--0.0%
   17,646       (4)     Viatel Holding (Bermuda) Ltd.                            11,911
                        Total Common Stocks & warrants  (identified
                        cost $12,497,007)                                        3,510,742
                        Preferred Stocks--0.7%
                        Media--Non--Cable--0.4%
   38,300               Primedia, Inc., Exchangeable Pfd. Stock,
                        Series G, $8.62, Annual Dividend                         3,695,950
   4,225                Primedia, Inc., Pfd., $9.20, Annual Dividend             424,613
   108                  Ziff Davis Media, Inc., PIK Pfd., Series E-1             74,790
                        Total                                                    4,195,353
                        Retailers--0.3%
   3,125                General Nutrition Centers Holding Co.,
                        Exchangeable Pfd. Stock, Series A                        2,507,813
                        Total Preferred Stocks (identified cost
                        $7,356,713)                                              6,703,166
                        Repurchase Agreement--0.4%
$  3,347,000            Interest in $1,740,000,000 joint repurchase
                        agreement with Barclays Capital, Inc.,
                        2.90%, dated 3/31/2005, to be repurchased at
                        $3,347,270 on 4/1/2005, collateralized by
                        U.S. Government Agency Obligations with
                        various maturities to 2/24/2025, collateral
                        market value $1,774,943,868 (AT AMORTIZED
                        COST)                                                    3,347,000
                        Total Investments--98.6%
                        (identified cost $908,118,444)(5)                        923,001,769
                        OTHER ASSETS AND LIABILITIES--NET--1.4%                    13,249,578
                        TOTAL NET ASSETS--100%                              $     936,251,347



1    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempt from registration, may only be sold to qualified institutional investors. At March 31, 2005, these securities amounted to $212,679,750 which represents 22.7% of total net assets.

2    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At March 31, 2005, these securities amounted to $210,722,580 which represents 22.5% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at March 31, 2005 is as follows:

       Security                                     Acquisition   Acquisition
                                                       Date          Cost
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       ACP Holdings Corp., Warrants                  9/24/2003        $0
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Advanstar, Inc., Warrants                     2/14/2001      $82,173
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       CVC Claims Litigation LLC                     3/26/1997    $1,676,091
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       MDP Acquisitions PLC, Warrants                9/23/2002        $0
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Pliant Corp., Warrants                        10/5/2000      $37,681
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Republic Technologies International, Inc.,    8/6/1999         $0
       Warrants
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Russell Stanley Holdings, Inc.                11/9/2001        $0
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Russell Stanley Holdings, Inc., Sr. Sub.      2/5/1999     $2,957,799
       Note, 9.00%, 11/30/2008
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Sleepmaster LLC                               5/12/1999     $894,753
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       XM Satellite Radio, Inc., Warrants            3/10/2000     $363,600
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------

3    Denotes a zero coupon bond with effective rate at time of purchase.

4    Non-income producing security.

5 The cost of investments for federal tax purposes was $909,792,533. The net unrealized appreciation of investments for federal tax purposes was $13,209,236.This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $46,333,098 and net unrealized depreciation from investment for those securities having an excess of cost over value of $33,123,862.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2005.

     Investment Valuation

     Listed corporate bonds, other fixed income, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Listed equity securities are valued at the last sale price reported on a national securities exchange. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:
PIK         --Payment in Kind





Federated Mortgage Core Portfolio
Portfolio of Investments
March 31, 2005 (unaudited)

       Principal
       Amount                                                                        Value
                            Mortgage-Backed Securities--98.9%
                            Federal Home Loan Mortgage Corporation--32.9%
$      57,066,743           4.500%, 8/1/2018 - 11/1/2019                       $     55,955,404
       88,492,949   (1)     5.000%, 7/1/2019 - 12/1/2099                             87,079,624
       87,233,868   (1)     5.500%, 4/1/2014 - 12/1/2099                             87,766,138
       24,160,754           6.000%, 5/1/2014 - 7/1/2034                              24,804,467
       20,887,762           6.500%, 7/1/2014 - 11/1/2032                             21,713,599
       3,165,573            7.000%, 12/1/2011 - 4/1/2032                             3,335,947
       1,702,653            7.500%, 12/1/2022 - 7/1/2031                             1,827,451
       1,497,079            8.000%, 11/1/2009 - 3/1/2031                             1,612,750
       45,284               8.500%, 9/1/2025                                         48,912
       86,664               9.000%, 5/1/2017                                         94,013
       4,165                9.500%, 4/1/2021                                         4,644
                            Total                                                    284,242,949
                            Federal National Mortgage Association--60.1%
       24,409,469   (1)     4.500%, 9/1/2010 - 12/1/2099                             23,927,252
       100,053,091          5.000%, 4/1/2018 - 11/1/2034                             99,298,881
       209,635,197  (1)     5.500%, 2/1/2009 - 12/1/2099                             210,789,521
       133,698,184  (1)     6.000%, 7/1/2006 - 12/1/2099                             136,997,624
       27,981,654           6.500%, 5/1/2006 - 11/1/2032                             29,095,244
       14,324,586           7.000%, 2/1/2008 - 8/1/2032                              15,108,787
       3,105,715            7.500%, 6/1/2011 - 6/1/2033                              3,312,072
       726,993              8.000%, 7/1/2023 - 3/1/2031                              786,019
       4,256                8.500%, 3/1/2030                                         4,623
       49,974               9.000%, 11/1/2021 - 6/1/2025                             54,386
                            Total                                                    519,374,409
                            Government National Mortgage Association--5.9%
       17,593,296           5.000%, 12/20/2032 - 6/20/2034                           17,378,836
       12,437,665           6.000%, 10/15/2028 - 1/15/2033                           12,806,617
       9,652,557            6.500%, 10/15/2028 - 8/15/2032                           10,115,250
       4,216,467            7.000%, 11/15/2027 - 2/15/2032                           4,478,173
       2,177,572            7.500%, 6/20/2007 - 1/15/2031                            2,348,143
       1,885,595            8.000%, 2/15/2010 - 11/15/2030                           2,033,811
       853,356              8.500%, 3/15/2022 - 11/15/2030                           926,667
       35,153               9.000%, 10/15/2016 - 6/15/2025                           38,259
       5,015                9.500%, 10/15/2020                                       5,541
       485,357              12.000%, 4/15/2015 - 6/15/2015                           564,107
                            Total                                                    50,695,404
                            Total Mortgage-Backed Securities (identified
                            cost $852,472,469)                                       854,312,762
                            Repurchase Agreements--14.1%
       25,439,000           Interest in $1,740,000,000 joint repurchase
                            agreement with Barclays Capital, Inc., 2.900%,
                            dated 3/31/2005, to be repurchased at
                            $25,441,049 on 4/1/2005, collateralized by U.S.
                            Government Agency Obligations with various
                            maturities to 2/24/2025, collateral market
                            value $1,774,943,868.                                    25,439,000
       35,000,000  (2)(,3)  Interest in $45,000,000 joint repurchase agreement with Credit Suisse First Boston
                            Corp., 2.760%, dated 3/17/2005, to be
                            repurchased at $35,085,867 on 4/18/2005,
                            collateralized by U.S. Government Agency
                            Obligations with various maturities to
                            8/20/2034, collateral market value $46,541,474.          35,000,000
       61,000,000  (2)(,3)  Interest in $123,000,000 joint repurchase agreement with Goldman Sachs & Co., 2.720%,
                            dated 3/14/2005, to be repurchased at
                            $61,138,267 on 4/13/2005, collateralized by
                            U.S. Government Agency Obligations with various
                            maturities to 3/1/2035, collateral market value
                            $125,630,626.                                            61,000,000
                            Total repurchase agreements (at amortized cost)          121,439,000
                            Total
                            Investments--113.0%
                             (identified cost $973,911,469)(4)                       975,751,762
                            other assets and liabilities--net-- (13.0)%                (112,271,634)
                            total net assets--100%                              $     863,480,128



1      All or a portion of these securities may be subject to dollar roll transactions. Information regarding dollar roll transactions for the
       Fund for the quarter ended March 31, 2005 was as follows:
       ------------------------------------------------------------------------
       Maximum amount outstanding during the period    $96,795,726
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Average amount outstanding during the period(1) $44,642,673
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Average shares outstanding during the period    82,592,177
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Average debt per shares outstanding during the  0.54
       period
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended March 31, 2005.
2      Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
3      Security held as collateral for dollar roll transactions.
4      The cost of investments for federal tax purposes was $973,911,469. The net unrealized appreciation of investments for federal tax purposes was $1,840,293.This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,700,594 and net unrealized depreciation from investment for those securities having an excess of cost over value of $5,860,301.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2005.


Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.













Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ John B. Fisher, Principal Executive Officer
Date        May 25, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        May 25, 2005